Stock-Based Compensation - Grants of Awards (Details) - $ / shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock-Based Compensation
Volatility, minimum		33.30%	33.30%
Volatility, maximum		35.00%	35.00%
Dividend rate	0.00%	0.00%
Minimum
Stock-Based Compensation
Expected term (in years)		5 years 6 months	5 years 6 months
Maximum
Stock-Based Compensation
Expected term (in years)		5 years 7 months 6 days	5 years 7 months 6 days
Employees and Directors | Employee Stock Option | Common Class C
Stock-Based Compensation
Options granted		10	23
Weighted average GDFV		$ 12.40	$ 9.93
Employees | RSUs
Stock-Based Compensation
Shares granted		138	149
GDFV		$ 32.76	$ 27.89
Expected term (in years)		1 year
CEO | Employee Stock Option | Common Class C
Stock-Based Compensation
Options granted		95
Weighted average GDFV		$ 9.16